Accounts and Other Receivables (Details) - CAD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Accounts and Other Receivables
Trade receivables	[1]	$ 6,372	$ 6,689
Interest and other		162	122
Accounts and other receivables		$ 6,534	$ 6,811

[1]	Trade receivables are derived primarily from the environmental consulting business (AEG)